Offsetting Assets and Liabilities [Table Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting Assets and Liabilities [Table Text Block]

The composition of offsetting derivative instruments, financial assets, and financial liabilities was as follows.

December 31, 2013 ($ in millions)	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/ (Liabilities) Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet		Net Amount
				Financial Instruments	Collateral (a)
Assets
Derivative assets in net asset positions	$319	$—	$319	$(65)	$(120)	$134
Derivative assets in net liability positions	43	—	43	(43)	—	—

Total assets (b)	$362	$—	$362	$(108)	$(120)	$134

Liabilities
Derivative liabilities in net liability positions	$(252)	$—	$(252)	$43	$137	$(72)
Derivative liabilities in net asset positions	(65)	—	(65)	65	—	—

Total derivative liabilities (b)	(317)	—	(317)	108	137	(72)

Securities sold under agreements to repurchase (c)	(1,500)	—	(1,500)	—	1,500	—

Total liabilities	$(1,817)	$—	$(1,817)	$108	$1,637	$(72)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(c)	For additional information on securities sold under agreements to repurchase, refer to Note 14.

December 31, 2012 ($ in millions)	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/ (Liabilities) Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet		Net Amount
				Financial Instruments	Collateral (a)
Assets
Derivative assets in net asset positions	$1,395	$—	$1,395	$(503)	$(841)	$51
Derivative assets in net liability positions	788	—	788	(788)	—	—
Derivative assets with no offsetting arrangements	115	—	115	—	—	115

Total assets (b)	$2,298	$—	$2,298	$(1,291)	$(841)	$166

Liabilities
Derivative liabilities in net liability positions	$(1,929)	$—	$(1,929)	$788	$1,092	$(49)
Derivative liabilities in net asset positions	(503)	—	(503)	503	—	—
Derivative liabilities with no offsetting arrangements	(36)	—	(36)	—	—	(36)

Total liabilities (b)	$(2,468)	$—	$(2,468)	$1,291	$1,092	$(85)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 21.